Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load® Variable Universal Life and

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Ameritas Advisor No-Load VA and Ameritas Advisor II VUL

Prospectuses Dated May 1, 2020

Supplement Dated March 22, 2021

The Board of Trustees of Vanguard Variable Insurance Funds has approved the removal of Jackson Square Partners, LLC as an investment advisor to the Vanguard Variable Insurance Funds Growth Portfolio ("Portfolio").

Accordingly, the information for the Portfolio in the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ****	Wellington Management Company, LLP
Vanguard® Growth Portfolio	Seeks to provide long-term capital appreciation.

**** Vanguard is a trademark of The Vanguard Group, Inc.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 833 3-21